SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of supplemental disclosure with respect to cash flows

	2022	2021
Settlement of accrued directors fees through issuance of 93,776 RSUs vesting on December 9, 2024	$735	$—
Share issue costs in accounts payable and accrued liabilities	$99	$—
Capital asset additions included in accounts payable and accrued liabilities	$205	$282